DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities	1,591,468,923	1,591,468,923	1,426,226,398	1,715,038,564
Stock Options and Warrants [Member]
Potentially dilutive securities	3,333,333	3,333,333	4,333,333	6,333,333
Series A Preferred Stock
Potentially dilutive securities	1,327,317,125	1,327,317,125	1,243,987,624	199,728,891
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Potentially dilutive securities	10,711,596	10,711,596
Convertible Promissory Notes [Member]
Potentially dilutive securities		247,518,177	175,316,748	1,506,387,647